Transactions with Non-controlling Interests - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Jun. 17, 2015 TWD ($) $ / shares shares	Jun. 16, 2015	Dec. 31, 2015 TWD ($)
Disclosure of noncontrolling interests [Line Items]
Merger, cash offered for shareholders | $ / shares	$ 12.5
Merger, ratio of ordinary share exchange for each share held	0.311
Merger, number of shares issued by surviving company | shares	35,932
Merger, cash paid by surviving company to exchange for shares | $	$ 1,444,224		$ 1,444,224
Merger, percentage of shares exchanged	52.46%
ThaiLin Semiconductor Corp. [member]
Disclosure of noncontrolling interests [Line Items]
Merger, percentage of voting share held		47.54%
ChipMOS TECHNOLOGIES (BVI) LTD. [member]
Disclosure of noncontrolling interests [Line Items]
Percentage of ownership on outstanding shares		100.00%
ChipMOS TECHNOLOGIES (Shanghai) LTD. [member]
Disclosure of noncontrolling interests [Line Items]
Percentage of ownership on outstanding shares		100.00%